Inventories - Summary Reconciliation Of Provision For Inventories (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Provision For Inventories [Line Items]
Provisions for inventories beginning balance		€ 205	€ 194
Charge to income statement		153	92
Reduction/releases		(71)	(72)
Currency translations			(7)
Others	[1]	1	(2)
Provisions for inventories ending balance		€ 288	€ 205

[1]	Others mainly include the amount towards the acquisition/ disposal of business and transfers.